Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE, NET		$ 24,008,463	$ 11,255,771
Cost of revenue		22,228,049	13,627,203
GROSS PROFIT (LOSS)		1,780,414	(2,371,432)
Selling and marketing		236,900	448,371
General and administrative		3,934,301	1,800,312
Total operating expenses		4,171,201	2,248,683
LOSS FROM OPERATIONS		(2,390,787)	(4,620,115)
Other (expenses) income:
Interest expenses, net		(105,442)	(222,208)
Other (expenses) income, net		123,418	189,181
Total other income (expenses), net		17,976	(33,027)
LOSS BEFORE INCOME TAX PROVISION		(2,372,811)	(4,653,142)
PROVISION FOR INCOME TAXES		144,708	176,028
NET LOSS		(2,517,519)	(4,829,170)
Less: net loss attributable to non-controlling interests		(152,270)	(114,789)
NET LOSS ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		(2,365,249)	(4,714,381)
Other comprehensive (loss) income:
Foreign currency translation adjustment		249,113	(875,608)
COMPREHENSIVE LOSS		(2,268,406)	(5,704,778)
Less: comprehensive loss attributable to non-controlling interest		(137,025)	(97,189)
COMPREHENSIVE LOSS ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		$ (2,131,381)	$ (5,607,589)
Net income per share
Basic (in Dollars per share)	[1]	$ (0.98)	$ (2.01)
Basic (in Shares)	[1]	2,439,041	2,405,000

[1]	Share and per share data are presented on a retroactive basis to reflect the reverse stock split as disclosed in footnote #13.